S-K 1605, De-SPAC Background and Terms	Jun. 08, 2026
De-SPAC Transactions, Effects [Line Items]
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

In connection with the Business Combination, holders of Class A Ordinary Shares may demand that all or a portion of such shares be redeemed in exchange for a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable), divided by the number of then outstanding Class A Ordinary Shares, provided that such CPTK Shareholders follow the specific procedures for redemption set forth in this proxy statement/prospectus relating to the CPTK Shareholder vote on the Business Combination. If demand is properly made and the Business Combination is consummated, these shares, immediately prior to the Business Combination, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account. For illustrative purposes, based on funds in the Trust Account of approximately $5.8 million (after giving effect to franchise and income taxes payable) on April 30, 2026, the estimated per share redemption price would have been approximately $11.91.

Redemption rights are not available to holders of SPAC Warrants in connection with the Business Combination.

In order to exercise your Redemption Rights, you must, prior to 5:00 p.m., Eastern time, on [    ], 2026 (two (2) Business Days before the Extraordinary General Meeting), both:

•        Submit a request in writing that CPTK redeem your Class A Ordinary Shares for cash to Continental Stock Transfer & Trust Company, CPTK’s transfer agent, at the following address:

Continental Stock Transfer & Trust Company
1 State Street Plaza, 30th Floor
New York, New York 10004
Attention: SPAC Redemption Team
E-mail: spacredemptions@continentalstock.com

•        Deliver your Class A Ordinary Shares either physically or electronically through DTC to Continental. SPAC Shareholders seeking to exercise their Redemption Rights and opting to deliver physical certificates should allot sufficient time to obtain physical certificates from the transfer agent. It is CPTK’s understanding that SPAC Shareholders should generally allot at least one week to obtain physical certificates from Continental. However, CPTK does not have any control over this process and it may take longer than one week. SPAC Shareholders who hold their shares in street name will have to coordinate with their bank, broker or other nominee to have the shares certificated or delivered electronically. If you do not submit a written request and deliver your Class A Ordinary Shares as described above, your shares will not be redeemed.

Holders of SPAC Units must elect to separate the underlying Public Shares and Public Warrants prior to exercising redemption rights with respect to the Public Shares. If holders hold their SPAC Units in an account at a brokerage firm or bank, holders must notify their broker or bank that they elect to separate the SPAC Units into the underlying Public Shares and Public Warrants, or if a holder holds SPAC Units registered in its, his or her own name, the holder must contact the transfer agent directly and instruct it to do so. Public Shareholders may elect to redeem all or a portion of their Public Shares even if they vote for the Business Combination Proposal. If the Business Combination is abandoned, the Public Shares will be returned to the respective holder, broker or bank.

Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a partnership, limited partnership, syndicate, or other group for the purposes of acquiring, holding, or disposing of shares, will be restricted from redeeming his, her or its Public Shares with respect to more than an aggregate of 15% of the Public Shares without CPTK’s prior consent. Accordingly, if a Public Shareholder, alone or acting in concert or as a partnership, limited partnership, syndicate, or other group for the purposes of acquiring, holding, or disposing of shares, seeks to redeem more than 15% of the Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash without CPTK’s prior consent.

Any request for redemption, once made by a holder of Public Shares, may not be withdrawn unless the CPTK Directors determine (in their sole discretion) to permit the withdrawal of such redemption request (which they may do in whole or in part).

Prior to exercising Redemption Rights, SPAC Shareholders should verify the market price of their Class A Ordinary Shares as they may receive higher proceeds from the sale of their Class A Ordinary Shares in the public market than from exercising their Redemption Rights if the market price per Public Share is higher than the redemption price. CPTK cannot assure you that you will be able to sell your Class A Ordinary Shares in the open market, even if the market price per Public Share is higher than the redemption price stated above, as there may not be sufficient liquidity in the Class A Ordinary Shares when you wish to sell your shares.

If you exercise your Redemption Rights, your Class A Ordinary Shares will cease to be outstanding immediately prior to the Business Combination and will only represent the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less taxes payable. You will no longer own those Public Shares. You will be entitled to receive cash for these Public Shares only if you properly demand redemption.

If the Business Combination Proposal is not approved and CPTK does not consummate an initial business combination by the Business Combination Deadline or obtain the approval of CPTK Shareholders to extend the deadline for CPTK to consummate an initial business combination, it will be required to dissolve and liquidate and the SPAC Warrants will expire worthless.

De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Appraisal or Dissenters’ Rights No appraisal or dissenters’ rights are available to holders of SPAC Ordinary Shares or SPAC Warrants in connection with the Business Combination.
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false